Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table presents amounts recognized in respect of our purchases, sales and leasing of flight equipment from/to GE, while GE was a related party, for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
	(U.S. Dollars in millions)
Purchases and provision of services from GE	$212	$150	$1
Sales to GE	29	27	—
Rental income from engines on lease to GE	140	143	22
The following table presents amounts received from other related parties for management fees, transaction-related fees and dividends for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Management fees and other	$11,074	$14,418	$6,748
Dividends	10,933	34,245	5,262
	$22,007	$48,663	$12,010